Revenues (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories

The information sets below described the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues is recognized by the business units in the Company, is the point in the time in which control of goods and services is transferred in its entirely to the customer.

	Coca-Cola FEMSA				FEMSA Comercio – Proximity Division			FEMSA Comercio – Health Division			FEMSA Comercio – Fuel Division			Other Segments			Total
	2018(1)		2017	2016	2018(1)	2017	2016	2018(1)	2017	2016	2018(1)	2017	2016	2018(1)	2017	2016	2018(1)	2017	2016
By geographic areas:
Mexico and Central America (2)	Ps.	100,162	92,643	87,557	166,040	148,652	132,433	7,898	7,359	7,159	46,936	38,388	28,616	31,918	29,211	25,224	352,954	316,253	280,989

South America (3)		82,180	86,608	71,293	1,418	1,181	795	43,841	40,062	36,252	—	—	—	10,350	10,467	8,001	137,789	138,318	116,341

Venezuela		—	4,005	18,868	—	—	—	—	—	—	—	—	—	25	54	181	25	4,059	19,049

Total revenues		182,342	183,256	177,718	167,458	149,833	133,228	51,739	47,421	43,411	46,936	38,388	28,616	42,293	39,732	33,406	490,768	458,630	416,379

Consolidation adjustments		5,160	4,678	4,269	290	202	4	—	—	—	—	—	—	15,574	13,818	12,599	21,024	18,698	16,872

Consolidated revenues		177,182	178,578	173,449	167,168	149,632	133,224	51,739	47,421	43,411	46,936	38,388	28,616	26,719	25,913	20,807	469,744	439,932	399,507

By products and/or services
Products sold in thepoint-of-sale	Ps.	182,342	183,256	177,718	167,458	149,834	133,228	51,739	47,421	43,411	46,936	38,388	28,616	13,240	12,667	10,274	461,715	431,566	393,247

Services revenues		—	—	—	—	—	—	—	—	—	—	—	—	29,053	27,064	23,132	29,053	27,064	23,132

Consolidation adjustments		5,160	4,678	4,269	290	202	4	—	—	—	—	—	—	15,574	13,818	12,599	21,024	18,698	16,872

Consolidated revenues		177,182	178,578	173,449	167,168	149,632	133,224	51,739	47,421	43,411	46,936	38,388	28,616	26,719	25,913	20,807	469,744	439,932	399,507

(1)

For IFRS 15 adoption purposes, the Company applies the modified retrospective method in which no comparative information is restated for previous periods. The Company recognized no adjustment as a result of adopting IFRS 15.

(2)

Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 319,792, Ps. 288,783 and Ps. 254,643 and during the years ended December 31, 2018, 2017 and 2016, respectively.

(3)

South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Venezuela, although Venezuela is shown separately above. South America revenues include Brazilian revenues of Ps. 63,601, Ps. 64,345 and Ps. 48,924 during the years ended December 31, 2018, 2017 and 2016, respectively. South America revenues include Colombia revenues of Ps. 19,245, Ps. 17,545 and Ps. 17,027 during the years ended December 31, 2018, 2017 and 2016, respectively. South America revenues include Argentina revenues of Ps. 9,237, Ps. 13,938 and Ps. 12,340 during the years ended December 31, 2018, 2017 and 2016, respectively. South America revenues include Chile revenues of Ps. 44,576, Ps. 40,660 and Ps. 36,631 during the years ended December 31, 2018, 2017 and 2016, respectively. South America revenues include Uruguay revenue of Ps. 1,925 during the year ended in December 31,2018.